                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Serengeti Asset Management LP
Address: 632 Broadway, 12th Floor
         New York, NY 10012

Form 13F File Number: 28-12866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brandon W. Gardner
Title: Authorized Person
Phone: 212-672-2232

Signature, Place, and Date of Signing:


/s/ Brandon W. Gardner                  February 17, 2009
-------------------------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28- ________________   _______________________________

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           56
Form 13F Information Table Value Total:     $616,542
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

                          SERENGETI ASSET MANAGEMENT LP
                FORM 13 INFORMATION TABLE AS OF DECEMBER 31, 2008

                                                                                                VOTING   VOTING    VOTING
                                                VALUE X  SHARES  SH/ PUT/ INVESTMENT   OTHER  AUTHORITY AUTHORITY AUTHORITY
        ISSUER              TYPE        CUSIP     1000  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED    NONE
--------------------- --------------- --------- ------- -------- --- ---- ---------- -------- --------- --------- ---------
AMERICA MOVIL SAB
   DE CV              SPON ADR L SHS  02364W105  15495    500000  SH         SOLE                500000     0        0
APPLE INC             COM             037833100   6401     75000  SH         SOLE                 75000     0        0
BANK OF AMERICA
   CORPORATION        COM             060505104  16192   1150000  SH         SOLE               1150000     0        0
BANK OF NEW YORK
   MELLON CORP COM    COM             064058100  14165    500000  SH CALL    SOLE                500000     0        0
DENBURY RES INC       COM NEW         247916208   3276    300000  SH         SOLE                300000     0        0
ENER1 INC             COM NEW         29267A203    715    100000  SH         SOLE                100000     0        0
FIDELITY NATIONAL
   INFORMATION SV     COM             31620M106  11796    725000  SH         SOLE                725000     0        0
GENERAL ELECTRIC CO   COM             369604103   8100    500000  SH PUT     SOLE                500000     0        0
GENERAL MOLY INC      COM             370373102    472    400000  SH         SOLE                400000     0        0
GOOGLE INC            CL A            38259P508   7691     25000  SH         SOLE                 25000     0        0
GOOGLE INC            CL A            38259P508  15382     50000  SH CALL    SOLE                 50000     0        0
GRACE W R & CO DEL
   NEW                COM             38388F108   9851   1650000  SH         SOLE               1650000     0        0
GRACE W R & CO DEL
   NEW                COM             38388F108   1791    300000  SH PUT     SOLE                300000     0        0
HAYES LEMMERZ
   INTERNATIONAL INC  COM NEW         420781304   1091   2425000  SH         SOLE               2425000     0        0
HIGHLAND CR
   STRATEGIES FD      COM             43005Q107   2565    450000  SH         SOLE                450000     0        0
IMMERSION CORP        COM             452521107   1031    175000  SH         SOLE                175000     0        0
LAMAR ADVERTISING CO  CL A            512815101   5652    450000  SH         SOLE                450000     0        0
LEGG MASON INC        COM             524901105  19719    900000  SH         SOLE                900000     0        0
MACYS INC             COM             55616P104  10350   1000000  SH PUT     SOLE               1000000     0        0
MASTERCARD INC        CL A            57636Q104  13578     95000  SH         SOLE                 95000     0        0
NATIONAL CITY CORP    NOTE 4.000% 2/0 635405AW3  23326  25846000  SH         SOLE              25846000     0        0
NRG ENERGY INC        COM NEW         629377508  18664    800000  SH         SOLE                800000     0        0
PNC FINL SVCS GROUP
   INC                COM             693475105   4900    100000  SH         SOLE                100000     0        0
PROLOGIS              SH BEN INT      743410102    644     46400  SH PUT     SOLE                 46400     0        0
PRUDENTIAL FINL INC   COM             744320102  27234    900000  SH         SOLE                900000     0        0
R H DONNELLEY CORP    COM NEW         74955W307    370   1000000  SH         SOLE               1000000     0        0
RANGE RES CORP        COM             75281A109  10317    300000  SH CALL    SOLE                300000     0        0
RANGE RES CORP        COM             75281A109  17195    500000  SH CALL    SOLE                500000     0        0
RANGE RES CORP        COM             75281A109  34390   1000000  SH CALL    SOLE               1000000     0        0
RANGE RES CORP        COM             75281A109  27512    800000  SH CALL    SOLE                800000     0        0
RANGE RES CORP        COM             75281A109   3439    100000  SH CALL    SOLE                100000     0        0
RANGE RES CORP        COM             75281A109  20634    600000  SH CALL    SOLE                600000     0        0
REGIONS FINANCIAL
   CORP NEW           COM             7591EP100   2786    350000  SH CALL    SOLE                350000     0        0
ROCKWOOD HLDGS INC    COM             774415103   4860    450000  SH         SOLE                450000     0        0
ROYAL BK CDA
   MONTREAL QUE       COM             780087102   2966    100000  SH         SOLE                100000     0        0
SAVIENT
   PHARMACEUTICALS
   INC                COM             80517Q100   1448    250000  SH         SOLE                250000     0        0
SELECT SECTOR SPDR TR SBI INT-FINL    81369Y605  37560   3000000  SH CALL    SOLE               3000000     0        0
SHUFFLE MASTER INC    COM             825549108  13184   2658000  SH         SOLE               2733400     0        0
SPDR GOLD TRUST       GOLD SHS        78463V107  25956    300000  SH CALL    SOLE                300000     0        0
SPDR TR               UNIT SER 1      78462F103  45120    500000  SH CALL    SOLE                500000     0        0
SPDR TR               UNIT SER 1      78462F103  33840    375000  SH PUT     SOLE                375000     0        0
SPDR TR               UNIT SER 1      78462F103  11280    125000  SH PUT     SOLE                125000     0        0
STRATEGIC HOTELS &
   RESORTS            COM             86272T106    672    400000  SH         SOLE                400000     0        0
SUNRISE SENIOR
   LIVING INC         COM             86768K106    336    200000  SH         SOLE                200000     0        0
SUNTECH POWER HLDGS
   CO LTD             NOTE 0.250% 2/1 86800CAC8   5520   8000000  SH         SOLE               8000000     0        0
TD AMERITRADE HLDG
   CORP               COM             87236Y108   9619    675000  SH         SOLE                675000     0        0
TRAVELERS COMPANIES
   INC                COM             89417E109  11300    250000  SH PUT     SOLE                250000     0        0
UNIBANCO UNIAO DE
   BANCOS BRA         ADR             90458E107   2262     35000  SH         SOLE                 35000     0        0

                                                                                                VOTING   VOTING    VOTING
                                                VALUE X  SHARES  SH/ PUT/ INVESTMENT   OTHER  AUTHORITY AUTHORITY AUTHORITY
        ISSUER              TYPE        CUSIP     1000  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED    NONE
--------------------- --------------- --------- ------- -------- --- ---- ---------- -------- --------- --------- ---------
VALMONT INDS INC      COM             920253101   1534     25000  SH         SOLE                 25000     0        0
VISA INC              CL A            92826C839   2623     50000  SH         SOLE                 50000     0        0
WENDYS ARBYS GROUP
   INC                COM             950587105  14820   3000000  SH         SOLE               3000000     0        0
WILLIAMS COS INC DEL  COM             969457100   3620    250000  SH CALL    SOLE                250000     0        0
WILLIAMS COS INC DEL  COM             969457100  10136    700000  SH CALL    SOLE                700000     0        0
XTO ENERGY INC        COM             98385X106   3527    100000  SH CALL    SOLE                100000     0        0
XTO ENERGY INC        COM             98385X106  10581    300000  SH CALL    SOLE                300000     0        0
XTO ENERGY INC        COM             98385X106   7054    200000  SH CALL    SOLE                200000     0        0